SHARE-BASED COMPENSATION - Schedule of Assumptions Used For Determining Fair Value Of Stock Options Granted (Details) - Stock Options	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility (range), minimum	26.20%	26.30%	26.30%	26.20%	24.90%
Volatility (range), maximum	27.20%	27.40%	27.40%	27.60%	26.90%
Risk-free interest rate (range), minimum	3.80%	3.60%	3.60%	3.60%	1.90%
Risk-free interest rate (range), maximum	4.10%	4.50%	4.50%	4.70%	4.30%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average expected term (years)	5 years 3 months 18 days	5 years 1 month 6 days	5 years 1 month 6 days	5 years	5 years
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average expected term (years)	6 years 3 months 18 days	6 years	6 years	6 years	6 years